Supplemental information - Contractual obligations and commitments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 1,823,816.0
Leases obligations	59.7
leases due to commence	117.5
Surface lease rental commitments of	56.5
Contractual obligation	2.4
Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,195,712.0
Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	236,061.0
Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	275,602.0
Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	48,085.0
Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	68,356.0
Less than 1 year
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	209,510.0
Less than 1 year | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	58,690.0
Less than 1 year | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	58,034.0
Less than 1 year | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	42,127.0
Less than 1 year | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	32,087.0
Less than 1 year | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	18,572.0
1 - 3 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	678,471.0
1 - 3 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	480,682.0
1 - 3 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	80,281.0
1 - 3 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	54,205.0
1 - 3 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	13,519.0
1 - 3 years | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	49,784.0
3 - 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	156,449.0
3 - 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	72,743.0
3 - 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	53,839.0
3 - 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	27,493.0
3 - 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	2,374.0
After 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	779,386.0
After 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	583,597.0
After 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	43,907.0
After 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	151,777.0
After 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 105.0